Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred Securities and Income SMA Shares | Preferred Securities and Income SMA Shares
Prospectus [Line Items]
Annual Return [Percent]	10.22%	12.50%	7.89%	(11.38%)	5.08%	8.57%